Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [abstract]
2023	$ 2,673
2024	6,184
2025	9,313
2026	10,556
2027 and thereafter	36,623
Total	$ 65,349